Lease (Details) - Schedule of future lease payments ¥ in Thousands	Jun. 30, 2022 CNY (¥)
RMB
2023	¥ 267,550
2024	93,806
2025	78,657
2026	69,163
2027	51,396
Thereafter	70,426
Total lease payments	630,998
Less: imputed interest	(66,608)
Total lease liabilities	¥ 564,390